Not FDIC Insured May Lose Value No Bank Guarantee
103-Q1PH

Schedule of Investments
(unaudited)
Templeton Global Smaller Companies Fund 2
Notes to Schedule of Investments 6

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited), November 30, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 94.5%
Bahamas 2.1%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 1,446,435 $ 17,429,542
Belgium 1.1%
b
Barco NV ...................... Electronic Equipment, Instruments &
Components 581,204 9,768,704
Brazil 0.9%
Camil Alimentos SA ............... Food Products 4,832,600 7,386,488
Canada 1.5%
Canaccord Genuity Group, Inc. ...... Capital Markets 720,600 3,510,459
Canadian Western Bank ........... Banks 444,771 9,604,444
13,114,903
China 0.6%
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 8,683,949 5,014,655
Finland 1.8%
Huhtamaki OYJ .................. Containers & Packaging 384,219 14,889,035
France 0.7%
Kaufman & Broad SA ............. Household Durables 178,798 5,524,943
Germany 3.8%
b
Adesso SE ..................... IT Services 36,474 3,895,492
Gerresheimer AG ................ Life Sciences Tools & Services 112,236 10,634,652
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 264,567 7,138,208
Rational AG .................... Machinery 16,473 10,564,504
32,232,856
Hong Kong 1.9%
Techtronic Industries Co. Ltd. ....... Machinery 1,143,790 11,621,400
VTech Holdings Ltd. .............. Communications Equipment 742,200 4,377,080
15,998,480
Hungary 1.0%
Richter Gedeon Nyrt. ............. Pharmaceuticals 349,343 8,803,352
India 1.1%
Exide Industries Ltd. .............. Automobile Components 2,827,836 9,662,385
Italy 7.1%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 184,168 15,240,902
c
Carel Industries SpA , 144A , Reg S ... Building Products 178,877 4,535,110
Interpump Group SpA ............. Machinery 323,981 15,095,483
Sanlorenzo SpA ................. Leisure Products 272,907 11,848,430
c
Technogym SpA , 144A , Reg S ...... Leisure Products 1,563,557 13,610,529
60,330,454
Japan 7.3%
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 442,200 15,850,450
Bunka Shutter Co. Ltd. ............ Building Products 459,600 4,291,585
CKD Corp. ..................... Machinery 290,200 4,739,366
Idec Corp. ...................... Electrical Equipment 221,500 4,236,368
b
IDOM, Inc. ..................... Specialty Retail 1,133,600 7,067,980
MEITEC Group Holdings, Inc. ....... Professional Services 265,600 5,148,529
TechnoPro Holdings, Inc. .......... Professional Services 392,900 9,139,301

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Tsumura & Co. .................. Pharmaceuticals 616,800 $ 11,668,402
62,141,981
Netherlands 1.5%
SBM Offshore NV ................ Energy Equipment & Services 971,871 12,953,628
Philippines 0.5%
Puregold Price Club, Inc. ........... Consumer Staples Distribution & Retail 8,341,400 4,090,248
South Korea 1.6%
BNK Financial Group, Inc. .......... Banks 871,410 4,797,913
DGB Financial Group, Inc. .......... Banks 805,029 5,251,833
a
Jeisys Medical, Inc. ............... Health Care Equipment & Supplies 456,139 3,771,891
13,821,637
Sweden 2.3%
b,c
Dometic Group AB , 144A .......... Automobile Components 1,263,517 9,645,287
c
Thule Group AB , 144A , Reg S ....... Leisure Products 417,274 10,242,959
19,888,246
Switzerland 6.3%
Bucher Industries AG ............. Machinery 35,506 14,009,509
b
Logitech International SA .......... Technology Hardware, Storage & Peripherals 120,892 10,602,229
c
Medacta Group SA , 144A , Reg S .... Health Care Equipment & Supplies 86,356 11,628,442
Siegfried Holding AG .............. Life Sciences Tools & Services 19,370 17,469,487
53,709,667
Taiwan 4.9%
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 2,717,432 13,801,532
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 3,336,000 8,809,931
Merida Industry Co. Ltd. ........... Leisure Products 1,271,000 7,586,301
Nien Made Enterprise Co. Ltd. ...... Household Durables 511,000 5,532,781
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 1,021,000 6,270,381
42,000,926
United Kingdom 5.6%
Fevertree Drinks plc .............. Beverages 447,141 5,943,877
Greggs plc ..................... Hotels, Restaurants & Leisure 338,545 10,510,061
Man Group plc .................. Capital Markets 4,561,354 12,103,848
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 197,832 5,282,067
Persimmon plc .................. Household Durables 298,433 4,728,207
Savills plc ...................... Real Estate Management & Development 370,962 3,715,980
a,c
Watches of Switzerland Group plc , 144A Specialty Retail 591,731 4,906,778
47,190,818
United States 40.9%
b
Academy Sports & Outdoors, Inc. .... Specialty Retail 66,392 3,377,361
Advanced Drainage Systems, Inc. .... Building Products 35,645 4,316,966
Alamo Group, Inc. ................ Machinery 81,215 14,919,195
a
Avanos Medical, Inc. .............. Health Care Equipment & Supplies 349,333 7,528,126
b
Columbia Sportswear Co. .......... Textiles, Apparel & Luxury Goods 165,319 12,949,437
b
Crown Holdings, Inc. .............. Containers & Packaging 166,267 14,300,625
a
Deckers Outdoor Corp. ............ Textiles, Apparel & Luxury Goods 7,888 5,237,395
a
Fox Factory Holding Corp. .......... Automobile Components 44,575 2,786,383
a
Freshpet, Inc. ................... Food Products 141,010 10,004,660
Hillenbrand, Inc. ................. Machinery 306,925 11,890,274

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Huntington Bancshares, Inc. ........ Banks 1,083,647 $ 12,201,865
a
ICON plc ....................... Life Sciences Tools & Services 46,872 12,512,012
a,b
Integer Holdings Corp. ............ Health Care Equipment & Supplies 189,544 16,532,028
Janus Henderson Group plc ........ Capital Markets 333,825 8,742,877
John Bean Technologies Corp. ...... Machinery 104,783 10,824,084
a
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 80,167 12,467,572
a
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 600,672 9,532,665
Lancaster Colony Corp. ............ Food Products 47,843 7,937,154
LCI Industries ................... Automobile Components 67,839 7,361,210
Lear Corp. ..................... Automobile Components 60,903 8,145,776
a
Leonardo DRS, Inc. .............. Aerospace & Defense 603,357 11,119,870
b
Levi Strauss & Co. , A ............. Textiles, Apparel & Luxury Goods 448,409 6,945,855
a
Lindblad Expeditions Holdings, Inc. ... Hotels, Restaurants & Leisure 680,433 5,341,399
Lithia Motors, Inc. , A .............. Specialty Retail 19,963 5,329,921
ManpowerGroup, Inc. ............. Professional Services 119,814 8,891,397
b
MGP Ingredients, Inc. ............. Beverages 137,900 11,783,555
a
Middleby Corp. (The) ............. Machinery 45,537 5,748,136
Miller Industries, Inc. .............. Machinery 194,869 7,744,094
a
NCR Atleos Corp. ................ Financial Services 254,946 5,662,351
a,b
NCR Voyix Corp. ................. Software 509,893 7,995,122
Patrick Industries, Inc. ............. Automobile Components 84,601 6,940,666
Sealed Air Corp. ................. Containers & Packaging 243,467 8,126,928
a
Skechers USA, Inc. , A ............. Textiles, Apparel & Luxury Goods 80,592 4,747,675
a
Sonos, Inc. ..................... Household Durables 579,824 8,755,342
a
Texas Capital Bancshares, Inc. ...... Banks 176,282 9,674,356
TriMas Corp. .................... Containers & Packaging 565,191 14,485,845
TrustCo Bank Corp. .............. Banks 441,870 11,859,791
b
Voya Financial, Inc. ............... Financial Services 121,576 8,693,900
b
Winnebago Industries, Inc. ......... Automobiles 66,549 4,301,062
347,714,930
Total Common Stocks (Cost $ 604,356,960 ) .....................................
803,667,878
Rights
a a
Rights 0.0%
†
Italy 0.0%
†
a
Carel Industries SpA , 12/04/23 ...... Building Products 178,877 177,474
Total Rights (Cost $ – ) ........................................................
177,474
Warrants
a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 314,014 499,282
Total Warrants (Cost $ – ) ......................................................
499,282
Units
Limited Partnerships 1.4%
United States 1.4%
AllianceBernstein Holding LP ....... Capital Markets 404,165 11,700,577
Total Limited Partnerships (Cost $ 5,247,111 ) ....................................
11,700,577
Total Long Term Investments (Cost $ 609,604,071 ) ...............................
816,045,211

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 8 .
Short Term Investments 3.9%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 3.2%
United States 3.2%
d
FHLB , 12/01/23 .................. 27,700,000 $ 27,700,000
Total U.S. Government and Agency Securities (Cost $ 27,700,000 ) .................
27,700,000
Shares
Investments from Cash Collateral Received for Loaned
Securities 0.7%
Money Market Funds 0.7%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio , 5.036% ......... 5,683,212 5,683,212
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 5,683,212 ) .................................................................
5,683,212
a a a a a
Total Short Term Investments (Cost $ 33,383,212 ) ................................
33,383,212
a a a
Total Investments (Cost $ 642,987,283 ) 99 .9% ...................................
$849,428,423
Other Assets, less Liabilities 0 .1% .............................................
539,406
Net Assets 100.0% ...........................................................
$849,967,829
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at November 30, 2023.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the aggregate value of these securities was $54,569,105, representing 6.4% of net assets.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC  market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2023, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.036% $— $38,303,401 $(32,620,189) $— $— $5,683,212 5,683,212 $20,822
Total Affiliated Securities ... $— $38,303,401 $(32,620,189) $— $— $5,683,212 $20,822
2. Financial Instrument Valuation
(continued)

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................. $ 17,429,542 $ — $ — $ 17,429,542
Belgium .............................. — 9,768,704 — 9,768,704
Brazil ................................ 7,386,488 — — 7,386,488
Canada .............................. 13,114,903 — — 13,114,903
China ............................... — 5,014,655 — 5,014,655
Finland .............................. — 14,889,035 — 14,889,035
France ............................... — 5,524,943 — 5,524,943
Germany ............................. — 32,232,856 — 32,232,856
Hong Kong ........................... — 15,998,480 — 15,998,480
Hungary ............................. 8,803,352 — — 8,803,352
India ................................ — 9,662,385 — 9,662,385
Italy ................................. — 60,330,454 — 60,330,454
Japan ............................... — 62,141,981 — 62,141,981
Netherlands ........................... — 12,953,628 — 12,953,628
Philippines ............................ 4,090,248 — — 4,090,248
South Korea .......................... — 13,821,637 — 13,821,637
Sweden .............................. — 19,888,246 — 19,888,246
Switzerland ........................... 10,602,229 43,107,438 — 53,709,667
Taiwan ............................... — 42,000,926 — 42,000,926
United Kingdom ........................ 27,045,772 20,145,046 — 47,190,818
United States .......................... 347,714,930 — — 347,714,930
Rights ................................ — 177,474 — 177,474
Warrants .............................. 499,282 — — 499,282
Limited Partnerships ...................... 11,700,577 — — 11,700,577
Short Term Investments ................... 5,683,212 27,700,000 — 33,383,212
Total Investments in Securities ........... $454,070,535 $395,357,888
a
$— $849,428,423
a
Includes foreign securities valued at $367,480,414, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Abbreviations
Selected Portfolio
FHLB Federal Home Loan Banks
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.